16. INVESTMENTS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Opening balances	R$ 186	R$ 119
Dividends proposed by investees	399	285
Elimination of dividends due to business combination	(1)
Dividends proposed by investee classified as held for sale		73
Adjustment of dividends proposed by investee classified as held for sale	(1)
Withholding income tax on Interest on equity	(8)	(8)
Amounts received	(387)	(283)
Ending balances	R$ 188	R$ 186